1933 Act File No.	33-50773
1940 Act File No.	811-7115

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	97

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	101

FEDERATED TOTAL RETURN SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

Peter J. Germain, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

X	immediately upon filing pursuant to paragraph (b)
	on	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on	pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED TOTAL RETURN SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 17th day of December, 2019.

FEDERATED TOTAL RETURN SERIES, INC.
BY: /s/ George F. Magera George F. Magera, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ George F. Magera George F. Magera, Assistant Secretary	Attorney In Fact For the Persons Listed Below	December 17, 2019
J. Christopher Donahue*	President and Director (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer/Principal Accounting Officer)
John B. Fisher*	Director
John T. Collins*	Director
G. Thomas Hough*	Director
Maureen Lally-Green*	Director
Charles F. Mansfield, Jr.*	Director
Thomas O’Neill*	Director
P. Jerome Richey*	Director
John S. Walsh*	Director
*By Power of Attorney

Federated Mortgage Fund

Institutional Shares

Service Shares

Federated Ultrashort Bond Fund

Institutional Shares

Service Shares

Class A Shares

Class R6 Shares

Portfolios of Federated Total Return Series, Inc.

Post-Effective Amendment No. 97

This Post-Effective Amendment is filed for the sole purpose of submitting the XBRL Interactive Data File exhibits for the Risk/Return Summaries of the above-named Fund filed as part of Post-Effective Amendment No. 96 on November 25, 2019. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Fund, and should be used in conjunction with the complete prospectuses for the Fund.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE